Material accounting policies (Details)			12 Months Ended
	Dec. 22, 2024	Dec. 30, 2023	Dec. 31, 2024	Dec. 31, 2023
Viewsil Microelectronics (Kunshan) Limited
Statement [line items]
Proportion of voting rights held in associate	51.00%	49.00%
Himax Technologies Limited Himax Taiwan | ROC
Statement [line items]
Investor			Himax Technologies, Inc.
Subsidiary			Himax Technologies Limited (“Himax Taiwan”)
Main activities			IC design and sales
Jurisdiction of Incorporation			ROC
Percentage of Ownership			100.00%	100.00%
Himax Technologies Korea Ltd | Korea
Statement [line items]
Investor			Himax Technologies, Inc.
Subsidiary			Himax Technologies Korea Ltd.
Main activities			IC design and sales
Jurisdiction of Incorporation			South Korea
Percentage of Ownership			100.00%	100.00%
Himax Technologies Japan Ltd | Japan
Statement [line items]
Investor			Himax Technologies, Inc.
Subsidiary			Himax Technologies Japan Ltd.
Main activities			Sales
Jurisdiction of Incorporation			Japan
Percentage of Ownership			100.00%	100.00%
Himax Semiconductor Hong Kong Limited | Hong Kong operations
Statement [line items]
Investor			Himax Technologies, Inc.
Subsidiary			Himax Semiconductor (Hong Kong) Limited
Main activities			Investments
Jurisdiction of Incorporation			Hong Kong
Percentage of Ownership			100.00%	100.00%
Viewsil Microelectronics Kunshan Limited Viewsil | PRC
Statement [line items]
Investor			Himax Technologies, Inc.
Subsidiary			Viewsil Microelectronics (Kunshan) Limited (“Viewsil”) (1)
Main activities			IC design and sales
Jurisdiction of Incorporation			PRC
Percentage of Ownership			100.00%	49.00%
Viewsil Technology Limited
Statement [line items]
Percentage of Ownership	100.00%
Viewsil Technology Limited | British Virgin Islands
Statement [line items]
Investor			Viewsil Microelectronics (Kunshan) Limited
Subsidiary			Viewsil Technology Limited (1)
Main activities			IC sales
Jurisdiction of Incorporation			British Virgin Islands
Percentage of Ownership			100.00%	49.00%
Himax Technologies Samoa Inc | Samoa
Statement [line items]
Investor			Himax Technologies Limited
Subsidiary			Himax Technologies (Samoa), Inc.
Main activities			Investments
Jurisdiction of Incorporation			Samoa
Percentage of Ownership			100.00%	100.00%
Himax Technologies Suzhou Co Ltd | PRC
Statement [line items]
Investor			Himax Technologies (Samoa), Inc.
Subsidiary			Himax Technologies (Suzhou) Co., Ltd.
Main activities			Sales and technical support
Jurisdiction of Incorporation			PRC
Percentage of Ownership			100.00%	100.00%
Himax Technologies Shenzhen Co Ltd | PRC
Statement [line items]
Investor			Himax Technologies (Samoa), Inc.
Subsidiary			Himax Technologies (Shenzhen) Co., Ltd.(1)
Main activities			Sales and technical support
Jurisdiction of Incorporation			PRC
Percentage of Ownership			100.00%	100.00%
Himax Display Inc | ROC
Statement [line items]
Investor			Himax Technologies Limited
Subsidiary			Himax Display, Inc.
Main activities			LCoS and MEMS design, manufacturing and sales
Jurisdiction of Incorporation			ROC
Percentage of Ownership			92.02%	92.08%
Integrated Microdisplays Limited | Hong Kong operations
Statement [line items]
Investor			Himax Display, Inc.
Subsidiary			Integrated Microdisplays Limited
Main activities			LCoS design
Jurisdiction of Incorporation			Hong Kong
Percentage of Ownership			92.02%	92.08%
Himax Display (USA) Inc. | Delaware USA
Statement [line items]
Investor			Himax Display, Inc.
Subsidiary			Himax Display (USA) Inc.
Main activities			LCoS and MEMS design, sales and technical support
Jurisdiction of Incorporation			Delaware, USA
Percentage of Ownership			92.02%	92.08%
Himax Analogic Inc | ROC
Statement [line items]
Investor			Himax Technologies Limited
Subsidiary			Himax Analogic, Inc.
Main activities			IC design and sales
Jurisdiction of Incorporation			ROC
Percentage of Ownership			98.62%	98.62%
Himax Imaging Inc | Cayman Islands
Statement [line items]
Investor			Himax Technologies, Inc.
Subsidiary			Himax Imaging, Inc.
Main activities			Investments
Jurisdiction of Incorporation			Cayman Islands
Percentage of Ownership			100.00%	100.00%
Himax Imaging Ltd Imaging Taiwan | ROC
Statement [line items]
Investor			Himax Technologies Limited
Subsidiary			Himax Imaging, Ltd. (“Imaging Taiwan”)
Main activities			IC design and sales
Jurisdiction of Incorporation			ROC
Percentage of Ownership			98.64%	98.43%
Himax Imaging Corp | California USA
Statement [line items]
Investor			Himax Imaging, Ltd.
Subsidiary			Himax Imaging Corp.
Main activities			IC design
Jurisdiction of Incorporation			California, USA
Percentage of Ownership			98.64%	98.43%
Harvest Investment Limited | ROC
Statement [line items]
Investor			Himax Technologies Limited
Subsidiary			Harvest Investment Limited
Main activities			Investments
Jurisdiction of Incorporation			ROC
Percentage of Ownership			100.00%	100.00%
Liqxtal Technology Inc | ROC
Statement [line items]
Investor			Himax Technologies Limited
Subsidiary			Liqxtal Technology Inc.
Main activities			LC Lens design and sales
Jurisdiction of Incorporation			ROC
Percentage of Ownership			62.26%	62.26%
Himax IGI Precision Ltd | Delaware USA
Statement [line items]
Investor			Himax Technologies Limited
Subsidiary			Himax IGI Precision Ltd.
Main activities			3D micro and nano structure mastering and prototype replication
Jurisdiction of Incorporation			Delaware, USA
Percentage of Ownership			100.00%	100.00%
CM Visual Technology Corp | ROC
Statement [line items]
Investor			Himax Technologies Limited
Subsidiary			CM Visual Technology Corp.
Main activities			Omniwide film products design and sales
Jurisdiction of Incorporation			ROC
Percentage of Ownership			77.63%	77.63%
Solvanta Investment Limited | ROC
Statement [line items]
Investor			Himax Technologies Limited
Subsidiary			Solvanta Investment Limited
Main activities			Investments
Jurisdiction of Incorporation			ROC
Percentage of Ownership			100.00%
Solvanta Energy Limited | ROC
Statement [line items]
Investor			Solvanta Investment Limited
Subsidiary			Solvanta Energy Limited
Main activities			Renewable-energy based electricity distribution
Jurisdiction of Incorporation			ROC
Percentage of Ownership			100.00%